                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                                   PROSPECTUS
                               DATED JULY 31, 2007

                 The date of this Supplement is October 12, 2007

The  following  changes  are  made in the  section  entitled  "Sub-Advisors  and
Portfolio Managers" in the Prospectus of AssetMark Funds (the "Trust"):

     1.  Robert  S.  Promisel  is  no  longer  a  portfolio   manager  with  the
sub-advisor, Adelante Capital Management LLC ("Adelante"). The references to Mr.
Promisel on page 52 of the Prospectus are deleted.

     2. The text  pertaining to Jeung S. Hyun, a portfolio  manager of Adelante, on page 53 of the Prospectus, is deleted and replaced with the following:

Principal, Portfolio Manager
Mr. Hyun has been a Principal of Adelante since 2004 and a Portfolio  Manager of
Adelante since September 2007. He was previously a Research Analyst for Adelante from 2003 through  September  2007 and a Vice President of Adelante from 2003 to
2004. Prior to joining Adelante, Mr. Hyun was a Vice President at Morgan Stanley
Investment   Management   where  he  performed   securities   analysis  for  its
institutional  real  estate  fund.  From 1997 to 2000,  he was an  Associate  at
Capital Trust,  Inc., a specialty finance real estate company,  and from 1996 to
1997, he was an Analyst at Jones Lang Wootton Realty Advisors where he worked on the asset management of a private REIT portfolio comprised of 26 regional malls.
He  holds  a B.A.  in  Government  and an  M.A.  in  Architecture  from  Harvard
University.

    Please retain this Supplement with your Prospectus for future reference.

                                 ASSETMARK FUNDS

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2007

                 The date of this Supplement is October 12, 2007

     Robert S. Promisel is no longer a portfolio  manager with the  sub-advisor,
Adelante  Capital  Management  LLC. The reference to Mr. Promisel in the section entitled "The  Sub-Advisors and Portfolio  Managers" on page 56 of the Statement of Additional Information is hereby deleted.

   Please retain this Supplement with your Statement of Additional Information for future reference.